LOSS PER CLASS A AND CLASS B ORDINARY SHARE - Additional information (Details)	Jun. 30, 2026 Vote
Class A ordinary shares
LOSS PER CLASS A AND CLASS B ORDINARY SHARE
Votes per share	1
Number of class A ordinary shares on conversion	1
Class B ordinary shares
LOSS PER CLASS A AND CLASS B ORDINARY SHARE
Votes per share	40
Class B ordinary shares | Amendment of voting rights
LOSS PER CLASS A AND CLASS B ORDINARY SHARE
Votes per share	10